Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (24,279)	$ (47,195)	$ (16,035)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	1,116	1,132	445
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(15,438)	(30,078)	(9,194)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(5,020)	(9,151)	(3,376)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (4,937)	$ (9,098)	$ (3,910)